Debt - Narrative (Details)				1 Months Ended	12 Months Ended
	Mar. 06, 2023 USD ($) $ / shares shares	Dec. 04, 2020 USD ($)	May 14, 2019 USD ($)	Mar. 31, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 05, 2023 USD ($)	May 09, 2022 USD ($)	Mar. 14, 2022 default_cure	Mar. 13, 2022 default_cure	Sep. 28, 2020 USD ($)
Line of Credit Facility [Line Items]
Debt, principal amount					$ 111,783,000	$ 113,622,000
Senior Secured Term Loan Facility Commitment | Senior Loans
Line of Credit Facility [Line Items]
Debt, principal amount		$ 50,000,000			50,000,000	50,000,000
Paid-in-kind interest liquidity trigger amount								$ 50,000,000
Paid-in-kind interest rate								4.50%
Paid-in-kind interest rate if liquidity is less than $50,000								6.00%
Amortization expense					5,275,000	2,701,000
Senior Secured Term Loan Facility Commitment | Senior Loans | Subsequent Event
Line of Credit Facility [Line Items]
Repayments of debt	$ 25,000,000
Senior Secured Term Loan Facility Commitment | Senior Loans | Term Loan Warrants Issued March 2023 | Subsequent Event
Line of Credit Facility [Line Items]
Number of shares called by warrants (in shares) | shares	2,000,000
Exercise price (in dollars per share) | $ / shares	$ 0.01
Senior Secured Term Loan Facility Commitment | Senior Loans | Term Loan Warrants Issued December 2023 | Subsequent Event
Line of Credit Facility [Line Items]
Number of shares called by warrants (in shares) | shares	2,000,000
Warrant term	3 months
Senior Secured Term Loan Facility Commitment | London Interbank Offered Rate (LIBOR) | Senior Loans
Line of Credit Facility [Line Items]
Basis spread on variable rate		8.00%
Senior Secured Term Loan Facility Commitment | London Interbank Offered Rate (LIBOR) | Minimum | Senior Loans
Line of Credit Facility [Line Items]
Basis spread on variable rate		1.00%
Senior Secured Term Loan Facility Commitment | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Senior Loans | Subsequent Event
Line of Credit Facility [Line Items]
Basis spread on variable rate	8.00%
Senior Secured Term Loan Facility Commitment | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Minimum | Senior Loans | Subsequent Event
Line of Credit Facility [Line Items]
Basis spread on variable rate	3.00%
Revolving line of credit
Line of Credit Facility [Line Items]
Line of credit, principal amount					57,998,000	61,958,000
Revolving line of credit | First Revolving Line Of Credit, Refinanced
Line of Credit Facility [Line Items]
Current borrowing capacity			$ 50,000,000								$ 125,000
Line of credit, principal amount		$ 250,000	$ 150,000,000
Advance rate			85.00%	90.00%
Gross amount outstanding					57,998,000	61,958,000
Issuance costs					359,000	720,000
Amount outstanding					$ 57,639,000	$ 61,238,000
Number of times a borrower can cure a default | default_cure									5	2
Revolving line of credit | First Revolving Line Of Credit, Refinanced | Subsequent Event
Line of Credit Facility [Line Items]
Line of credit, principal amount	$ 75,000,000						$ 125,000,000
Credit adjustment spread	0.10%
Revolving line of credit | First Revolving Line Of Credit, Refinanced | London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Basis spread on variable rate					7.50%
Revolving line of credit | First Revolving Line Of Credit, Refinanced | London Interbank Offered Rate (LIBOR) | Minimum
Line of Credit Facility [Line Items]
Basis spread on variable rate					2.00%
Revolving line of credit | First Revolving Line Of Credit, Refinanced | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate					7.50%
Revolving line of credit | First Revolving Line Of Credit, Refinanced | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Subsequent Event
Line of Credit Facility [Line Items]
Basis spread on variable rate	8.50%
Revolving line of credit | First Revolving Line Of Credit, Refinanced | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Minimum | Subsequent Event
Line of Credit Facility [Line Items]
Basis spread on variable rate	3.00%